EQUITY INVESTMENTS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Equity method investment		3,712	20,503
Cost method investment		18,721	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 3,538	22,433	20,503